Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
Active Portfolios Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	304.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A shares have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, which can be measured from market peak to peak or from market trough to trough.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The Subadvisers’ investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.

The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.

The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.

It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income/bond, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as “swaptions”) and swaps (including, but not limited to, equity swaps, swaps on commodity, equity and fixed income/bond futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund and the Subsidiary (as defined below) may result in leveraged exposure in general and to one or more specific asset classes.

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), managed by Columbia Management and subadvised by AQR. The Subsidiary has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiary invests mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. AQR is expected to invest no more than 25% of the total assets of its sleeve in the Subsidiary that it subadvises, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiary.

The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiary, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

		Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those associated with the Fund’s investment in a Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include a Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.

Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.

Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to it as a regulated investment company). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the value of fixed-income instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income instruments (commonly called “high-yield” or “junk”) may be subject to greater price fluctuations and are more likely to experience a default than investment grade fixed-income instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of such investments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Commodity-Linked Futures Contracts Risk. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps, among other factors, may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps, among other factors, may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of fixed-income instruments tend to fall, and if interest rates fall, the values of fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV.

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund does not present itself in a timely manner or at all.

Investing in Wholly-Owned Subsidiary Risk. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund’s Principal Risks may also apply to a Subsidiary in which the Fund invests (which are described in this prospectus). There can be no assurance that the investment objective of a Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and any Subsidiary in which it invests, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt instruments may have comparable or greater price volatility.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Regulatory Risk — Alternative Investments. Legal, tax, and regulatory developments may adversely affect the Fund and its investments. The regulatory environment for the Fund and certain of its investments is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s or others’ interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Fund or any underlying funds or other investments to trade in securities or other instruments or the ability of the Fund or underlying funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Fund’s performance.

Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

		Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2013 4.66% Worst 1st Quarter 2014 -1.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Active Portfolios Multi-Manager Alternative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.08%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.35%	[1],[2],[3]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1],[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.83%
1 year	rr_ExpenseExampleYear01	$ 186
3 years	rr_ExpenseExampleYear03	576
5 years	rr_ExpenseExampleYear05	990
10 years	rr_ExpenseExampleYear10	2,148
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	576
5 years	rr_ExpenseExampleNoRedemptionYear05	990
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
2013	rr_AnnualReturn2013	9.00%	[4]
2014	rr_AnnualReturn2014	2.33%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	2.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 23, 2012
Active Portfolios Multi-Manager Alternative Strategies Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 23, 2012
Active Portfolios Multi-Manager Alternative Strategies Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 23, 2012
Active Portfolios Multi-Manager Alternative Strategies Fund | Citi Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.05%

[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 1.00% and 0.08% of average daily net assets of the Fund, respectively.
[2]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[3]	Other expenses for Class A shares have been restated to reflect current transfer agency fees paid by the Fund.
[4]	Year to Date return as of September 30, 2015: -5.25%